UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    April 24, 2002

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    4,495       85,465 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1      953       27,254 SH                 4,773   0     0
American InternationaCOM             026874 10 7    1,475       20,440 SH                 4,200   0     0
Anheuser Busch       COM             035229 10 3    5,368      102,842 SH                24,820   0     0
AOL Time Warner      COM             00184A 10 5    1,971       83,326 SH                15,550   0     0
AT&T                 COM             001957 10 9    1,322       84,233 SH                16,947   0     0
AT&T Wireless Serv.  COM 	       00209A 10 6      260       29,052 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      228       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,295       39,379 SH                18,500   0     0
Bank of America Corp COM             060505 10 4      235        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    4,366       73,350 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,823	    74,851 SH                12,000   0     0
Bell South           COM             079860 10 2    1,465       39,750 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      514          217 SH                     0   0     0
Boeing               COM             097023 10 5    2,268       47,006 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    5,460      102,825 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    3,684       91,001 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,186       42,772 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    1,727       24,370 SH                 8,404   0     0
ChevronTexaco        COM             166764 10 0    1,964       21,752 SH                 3,927   0     0
Chiron Corp          COM             170040 10 9      366        7,968 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,781      105,174 SH                27,000   0     0
Coca Cola Company    COM             191216 10 0    1,995       38,184 SH                 6,900   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      498       15,675 SH                   600   0     0
Compaq               COM             204493 10 3      148       14,179 SH                     0   0     0
Conoco 		   COM             208251 50 4    1,071       36,688 SH                 8,475   0     0
Corning Inc          COM             219350 10 5      725       95,104 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,771       44,469 SH                     0   0     0
Diebold Inc          COM             253651 10 3      284        6,975 SH                     0   0     0
Disney               COM             254687 10 6    1,327       57,499 SH                 4,310   0     0
Dow Jones            COM             260561 10 5    1,188       20,404 SH                 6,200   0     0
Duke Energy          COM             264399 10 6      573       15,166 SH                     0   0     0
DuPont               COM             263534 10 9      856       18,158 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      253       21,200 SH                     0   0     0
El Paso Energy Corp. COM             283905 10 7    1,226       27,855 SH                   750   0     0
Electronic Data SysteCOM             285661 10 4    1,928       33,253 SH                 4,927   0     0
Eli Lilly            COM             532457 10 8    5,005       65,683 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,381       24,055 SH                 5,450   0     0
Exxon Corporation    COM             302290 10 1    2,511       57,282 SH                13,242   0     0
Gannett              COM             364730 10 1    3,205       42,112 SH                 5,400   0     0
General Electric     COM             369604 10 3    3,690       98,534 SH                31,500   0     0
General Mills	   COM             370334 10 4    1,054       21,575 SH                 5,300   0     0
Golden West FinancialCOM             381317 10 6      514        8,100 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    1,976      110,162 SH                23,200   0     0
Home Depot Inc.      COM             437076 10 2    1,808       37,202 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      464       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      378       11,509 SH                   420   0     0
IMS Health Inc       COM             449934 10 8    1,226       54,625 SH                 8,800   0     0
Intel Corp           COM             458140 10 0    6,766      222,491 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    7,498       72,096 SH                12,600   0     0
J.P. Morgan          COM             46625H 10 0      687       19,297 SH                 6,200   0     0
Jacobson Stores      COM             469834 10 5        9       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    6,273       96,593 SH                20,000   0
Kroger Company       COM             501044 10 1    1,050       47,370 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      758       20,550 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8    1,273      100,739 SH                     0   0     0
Lucent Technologies  COM             549463 10 7      220       46,531 SH                 8,835   0     0
Masco Corp           COM             574599 10 6    3,088      112,494 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,613       51,102 SH                13,600   0     0
McClatchy Newspapers CL  A           579489 10 5      651       10,955 SH                     0   0     0
Merck                COM             589331 10 7    2,119       36,800 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,595       26,454 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,281       11,145 SH                 4,000   0     0
Motorola             COM             620076 10 9    2,268      159,740 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    2,440       50,983 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9      960       33,092 SH		     10,666   0     0
Pepsico Inc          COM             713448 10 8    6,038      117,242 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   12,119      304,946 SH                62,600   0     0
Pharmacia Corp       COM             716941 10 9      609       13,509 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,183       35,327 SH                 5,800   0     0
Qwest Comm.          COM             749121 10 9      429       52,173 SH                 7,798   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      326        6,008 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,338       62,454 SH                 9,400   0     0
Schering Plough Corp COM             806605 10 1      335       10,700 SH                     0   0     0
Schlumberger         COM             806857 10 8    2,310       39,267 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      328       23,924 SH                     0   0     0
Snap On Tools        COM             833034 10 1    1,229       36,095 SH                 2,000   0     0
Sun Microsystems Inc.COM             866810 10 4      265       30,080 SH                     0   0     0
Target Corporation   COM             87612e 10 6    4,233       98,175 SH                18,600   0     0
Tribune Co           COM             896047 10 7    2,237       49,159 SH                14,000   0     0
Tribune Phones       PFD CV 2%       896047 30 5      352        4,860 SH                 2,000   0     0
U S T Inc            COM             902911 10 6    1,077       27,675 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      943       15,175 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    2,102       34,570 SH 		      5,675   0     0
Unocal               COM             915289 10 2      370        9,508 SH                     0   0     0
USX-Marathon Group   COM             902905 82 7      234        8,137 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,294       72,166 SH                22,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,092      113,488 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,172       19,135 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,375       48,076 SH                 6,400   0     0
Williams Companies   COM             969457 10 0      622       26,410 SH                 9,200   0     0
Wyeth                COM		 983024 10 0      141	    10,035 SH  	 	     17,200   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2    1,251      750,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,746    1,721,000 PRN                  350   0     0